Annual Total Returns[BarChart] - Short Term Municipal Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total		3.89%	3.64%	0.20%	3.59%	1.67%	0.64%	2.35%	1.41%	2.69%